Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total additional asset retirement obligations incurred for the period	$ 14,500,000	$ 24,900,000	$ 10,300,000
Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities, Total	54,994,000	65,578,000
Interest Rate Swap Contracts [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities, Total	54,994,000	65,578,000
Senior subordinated notes due September 2018 [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long term notes	245,000,000
Convertible senior notes due December 2020 [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long term notes	$ 281,400,000